OPTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Stock option excersied for purchase of common stock			200,000
Stock options expired		5,100,000
Exercised price			$ 0.25
Surplus amount transfer to share capital			$ 25,959
Proceeds from stock options exercised			50,000
Fair value of the stock option	$ 0	$ 0	$ 0